Revenue - Summary of Revenue by Contract Type (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of revenue by contract type [line items]
Revenue		$ 1,224,262	$ 1,109,800	$ 912,643
Full-time-equivalent [member]
Disclosure of revenue by contract type [line items]
Revenue		829,330	703,440	592,868
Transaction [member]
Disclosure of revenue by contract type [line items]
Revenue	[1]	181,177	188,357	133,423
Subscription [member]
Disclosure of revenue by contract type [line items]
Revenue		94,173	102,859	98,176
Fixed price [member]
Disclosure of revenue by contract type [line items]
Revenue		67,640	63,570	42,371
Others [member]
Disclosure of revenue by contract type [line items]
Revenue		$ 51,942	$ 51,574	$ 45,805

[1]	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.